Reverse recapitalization - Summary of Earn-Out Rights (Details) - Gores Guggenheim, Inc. Business Combination Agreement (BCA) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reverse Recapitalization [Line Items]
Earn-out rights			$ 155,402
Changes in fair value measurement	$ (139,638)	$ (232,995)